SEGMENT REPORTING	6 Months Ended
Apr. 30, 2013
Segment Reporting [Abstract]
SEGMENT REPORTING	4. Segment Reporting The Companies currently operate in two business segments, which consist of Real Estate Management/Rental Operations and Land Resource Management.